Stock-Based Compensation Plans (Changes in Restricted Shares) (Details)	3 Months Ended
Oct. 31, 2014
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

7.     Stock-based Compensation Plans

The Company uses the Black-Scholes model to value stock options granted. Expected volatility is based on historical volatility of the Company’s stock. The expected life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the options is based on the United States Treasury yields in effect at the time of grant.

Stock options granted to employees under the Company’s stock option plans typically vest 25% on the first anniversary of the grant and 25% on the one year anniversary of each of the three following years.   Stock options granted to non-employee directors under the Company’s stock option plans typically vest 50% on the first anniversary of the grant and 50% on the next one year anniversary.  The Company recognizes stock option expense over the vesting period for each vesting tranche.

As recognizing stock-based compensation expense is based on awards ultimately expected to vest, the amount of recognized expense has been reduced for estimated forfeitures based on the Company’s historical experience. Total stock option compensation expense recognized by the Company was approximately $29,000 and $36,000 during the three month periods ended October 31, 2014 and 2013, respectively.  There was approximately $276,000 and $110,000 of total unrecognized compensation costs related to non-vested options granted under the Company’s stock option plans as of October 31, 2014 and 2013, respectively. Total unrecognized compensation cost will be adjusted for any future changes in estimated and actual forfeitures. There were no capitalized stock-based compensation costs during the periods presented.

The following table shows the weighted average assumptions used to estimate the fair value of options granted:

	Three months ended October 31
	2014	2013
Expected life (years)	5 years		n/a
Risk-free interest rate	1.7%		n/a
Expected volatility	65.2%		n/a
Expected forfeiture rate	8.4%		n/a
Expected dividend yield	-%		n/a
Weighted-average estimated
fair value of options granted
during the year	$1.78	$	n/a
Cash received from the exercise
of stock options	$24,500		$15,400

2000 Stock Option Plan

The Company’s 2000 Stock Option Plan (the “2000 Plan”) had 1,950,000 shares of common stock authorized for issuance.  Each incentive stock option that was granted under the 2000 Plan is exercisable for a period of not more than ten years from the date of grant (five years in the case of a participant who is a 10% shareholder of the Company, unless the stock options are nonqualified), or such shorter period as determined by the Compensation Committee, and shall lapse upon the expiration of said period, or earlier upon termination of the participant’s employment with the Company. The 2000 Plan expired on December 13, 2010, at which time it was terminated except for outstanding options.  While options previously granted under the 2000 Plan will continue to be effective through the remainder of their terms, no new options may be granted under the 2000 Plan.  Changes in option shares under the 2000 Plan during the first quarter of fiscal 2015 and fiscal 2014 were as follows:

	Number of Options	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Period (Years)	Aggregate Intrinsic Value
Outstanding at 7/31/13	986,786	$1.41	4.22	$1,564,296
Granted	-	n/a	n/a	n/a
Exercised	(20,000)	0.77	n/a	n/a
Forfeited	(3,125)	0.95	n/a	n/a
Outstanding at 10/31/13	963,661	$1.43	3.93	$1,773,485
Exercisable at 10/31/13	948,700	$1.44	3.88	$1,733,891

Outstanding at 7/31/14	611,300	$1.60	3.18	$834,752
Granted	-	n/a	n/a	n/a
Exercised	(102,975)	1.78	n/a	n/a
Forfeited	(200)	1.35	n/a	n/a
Outstanding at 10/31/14	508,125	$1.57	3.31	$960,733
Exercisable at 10/31/14	508,125	$1.57	3.31	$960,733

The range of exercise prices for options outstanding under the 2000 Plan was $0.49 to $2.74 at October 31, 2014 and 2013.

Changes in the 2000 Plan's non-vested option shares included in the outstanding shares above during the first quarter of fiscal 2015 and 2014 were as follows:

	Number of Options	Wtd. Avg. Exercise Price
Non-vested at 7/31/13	27,461	$0.64
Granted	-	n/a
Vested	(12,500)	0.67
Forfeited	-	n/a
Non-vested at 10/31/13	14,961	$0.62

Non-vested at 7/31/14	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Non-vested at 10/31/14	-	$-

The weighted average remaining vesting period was 0.0 and 0.75 years at October 31, 2014 and 2013, respectively.

2010 Equity Incentive Plan

The Board of Directors adopted the ARI Network Services, Inc. 2010 Equity Incentive Plan (as amended, the “2010 Plan”) on November 9, 2010.  The plan was approved by the Company's shareholders in December 2010, and amendments to the 2010 Plan were approved by the Company’s shareholders in January 2014.  The 2010 Plan is the successor to the Company’s 2000 Plan.  There are 1,850,000 shares of Company common stock authorized for issuance under the 2010 Plan.  Potential awards under the 2010 Plan include incentive stock options (“ISOs’’) and non-statutory stock options (“NSOs”), shares of restricted stock or restricted stock units, stock appreciation rights (“SARs), and shares of common stock.  Up to 1,525,000 of the shares authorized for issuance under the 2010 Plan may be used for common stock, restricted stock or restricted stock unit awards.

The exercise price for options and stock appreciation rights under the 2010 Plan cannot be less than 100% of the fair market value of the Company’s common stock on the date of grant, and the exercise prices for options and stock appreciation rights cannot be repriced without shareholder approval, except to reflect changes to the capital structure of the Company as described in the 2010 Plan.  The maximum term of options and stock appreciation rights under the 2010 Plan is 10 years.  The 2010 Plan does not have liberal share counting provisions (such as provisions that would permit shares withheld for payment of taxes or the exercise price of stock options to be re-granted under the plan.

Changes in option shares under the 2010 Plan during the first quarter of fiscal 2015  and fiscal 2014 were as follows:

	Number of Options	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Period (Years)	Aggregate Intrinsic Value
Outstanding at 7/31/13	394,460	$1.25	8.70	$691,485
Granted	-	n/a	n/a	n/a
Exercised	-	n/a	n/a	n/a
Forfeited	(8,875)	1.43	n/a	n/a
Outstanding at 10/31/13	385,585	$1.24	8.45	$781,652
Exercisable at 10/31/13	224,440	$1.21	8.24	$463,167

Outstanding at 7/31/14	482,542	$2.16	8.56	$453,057
Granted	45,000	3.21	n/a	n/a
Exercised	(16,000)	1.09	n/a	n/a
Forfeited	(25,666)	3.22	n/a	n/a
Outstanding at 10/31/14	485,876	$2.24	8.16	$593,984
Exercisable at 10/31/14	232,377	$1.77	7.29	$391,660

The range of exercise prices for options outstanding under the 2010 Plan was $0.58 to $3.30 and $0.58 to $2.50 at October 31, 2014 and 2013, respectively.

Changes in the 2010 Plan's non-vested option shares included in the outstanding shares above during the first quarter of fiscal 2015  and fiscal 2014 were as follows:

	Number of Options	Wtd. Avg. Exercise Price
Non-vested at 7/31/13	177,145	$1.25
Granted	-	n/a
Vested	(15,000)	0.84
Forfeited	(1,000)	1.09
Non-vested at 10/31/13	161,145	$1.29

Non-vested at 7/31/14	227,499	$2.60
Granted	45,000	3.21
Vested	-	-
Forfeited	(19,000)	3.22
Non-vested at 10/31/14	253,499	$2.66

The weighted average remaining vesting period was 2.80 and 1.49 years at October 31, 2014 and 2013, respectively.

Employee Stock Purchase Plan

The Company’s 2000 Employee Stock Purchase Plan, as amended, (“ESPP”) has 575,000 shares of common stock reserved for issuance, of which 224,955 and 200,311 of the shares have been issued as of October 31, 2014 and 2013, respectively. All employees with at least six months of service are eligible to participate. Shares may be purchased at the end of a specified period at the lower of 85% of the market value at the beginning or end of the specified period through accumulation of payroll deductions, not to exceed 5,000 shares per employee per year.

Long-Term Executive Bonus Plan

The Compensation Committee adopted the Long-Term Executive Bonus Plan (“LTEB”) for eligible executive officers of the Company effective beginning in fiscal 2013.  The amount of the award is determined after the close of the fiscal year based on subjective performance criteria.  Except as otherwise provided by the Compensation Committee, awards will consist of (i) restricted stock based on a percentage of base salary and the number of shares granted will be based upon the closing price of the shares at the time the Committee determines the amount of the Award, which will be the same as the grant date of the restricted stock and (ii) cash to cover the minimum withholding taxes on the Award. The restricted stock will be granted under the ARI 2010 Equity Incentive Plan and will vest in four installments, beginning on the date of issuance and the next three anniversaries of the date of issuance.  Awards under the LTEB are expensed over the requisite service period plus the vesting period.  The Company expensed $43,000 and $30,000 during the three months ended October 31, 2014 and 2013, respectively, related to the LTEB. A portion of this expense relates to the amortization of restricted shares issued and expensed over their vesting period and a portion relates to bonus expense accrued, but unissued, recognized over the requisite service period.

Restricted Stock

Up to 1,525,000 of the shares authorized for issuance under the 2010 Plan may be granted in the form of shares of common stock, restricted stock or restricted stock units.  The Company grants restricted stock to its directors as an annual retainer, its officers under the LTEB and from time to time to directors, officers or employees as discretionary compensation in place of cash.  The Company recognized compensation expense, exclusive of amounts related to LTEB expense disclosed above, of $74,000 and $56,000 during the three months ended October 31, 2014 and 2013, respectively, related to restricted stock expensed over the vesting period.

The Compensation Committee has the ability, at its discretion, to grant restricted stock based on subjective factors as the Compensation Committee may deem appropriate at its discretion and granted 18,000 of restricted shares with a market price of $1.25 on the date of grant, valued at $22,000 in October 2012 as a discretionary bonus. 4,500 shares vested immediately and the remaining 13,500 shares vest in equal amounts of 4,500 in October 2013, October 2014 and October 2015.  The Company expensed $2,000 during both three month periods ended October 31, 2014 and 2013.

Changes in unvested restricted shares of common stock under the 2010 Plan during the three months ended October 31, 2014 and 2013 were as follows:

	Three months ended October 31
	2014	2013
Beginning balance unvested restricted stock	93,704	85,500
Granted	29,819	-
Vested	(28,610)	(4,500)
Ending balance unvested restricted stock	94,913	81,000